Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2018	2017	2016

Amount outstanding at December 31,	$161,893	242,991	209,406
Maximum amount outstanding at any month end	233,522	252,996	209,406
Average amount outstanding	194,810	228,086	185,672
Weighted average interest rate:
For the year	0.65%	0.61	0.59
As of year end	0.95	0.62	0.59